Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Sep. 30, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 5,024	$ 11,470
Accounts receivable, net		4,126
Contract assets, net		483
Note Receivables, net		753,699
Right-of-use assets, current
Income tax receivables
Prepaid deposit for acquisition		1,999,400
Prepaid expenses and other assets, net	14,126	645,303
Deferred offering cost	12,466
Current assets of discontinued operations		282,041
Total current assets	31,616	3,696,522
NON-CURRENT ASSETS
Deposit for long term investment		2,631,081
Total non-current assets		2,631,081
Total assets	31,616	6,327,603
Current Liabilities
Income tax payable		15,057
Lease liability, current
Deferred tax liabilities		11,390
Deposits from private placement		2,750,000
Other payables and accrued liabilities	321,611	206,961
Current liabilities of discontinued operations		217,826
Total current liabilities	323,275	3,286,835
Total liabilities	323,275	3,286,835
Shareholders’ equity
Ordinary share ($0.000625 par value, 1,440,000,000 Class A shares, 160,000,000 Class B shares authorized as of September 30, 2025 and 2024; 70,346,624 Class A and 8,404,031 Class B shares issued and outstanding as of September 30, 2025 and 8,830,878 Class A and 5,635,789 Class B shares issued and outstanding as of September 30, 2024)*	49,219	9,042
Additional paid in capital	25,152,572	6,314,516
Accumulated deficit	(25,420,019)	(3,233,836)
Accumulated other comprehensive loss	(73,431)	(48,954)
Total shareholders’ equity (deficit)	(291,659)	3,040,768
Total liabilities and shareholders’ equity	31,616	6,327,603
Related Party
CURRENT ASSETS
Amounts due from related parties, net
Current Liabilities
Amounts due to related parties	$ 1,664	$ 85,601